Basis of Presentation - Summary of Income from Discontinued Operations, Net of Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 15,558	$ 10,626	$ 10,279
COST OF SALES	6,410	4,895	6,187
GROSS PROFIT	9,148	5,731	4,092
EXPENSES
Research and development	4,933	4,210	3,739
Sales and marketing	5,939	3,638	2,863
General and administrative	13,213	12,077	12,633
Amortization of intangible assets	0	1,530	2,366
Total expenses	24,085	42,639	36,632
OTHER INCOME (EXPENSES)
Unrealized foreign exchange gain (loss)	(224)	(555)	76
Other income (expenses)	(615)	(723)	378
Loss before income taxes	(15,552)	(37,631)	(32,162)
Income taxes	450	4,484	2,861
NET INCOME FROM DISCONTINUED OPERATIONS	1,153	2,913	3,186
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	4,737	13,894	14,239
COST OF SALES	2,130	6,077	6,278
GROSS PROFIT	2,607	7,817	7,961
EXPENSES
Research and development	125	643	304
Sales and marketing	123	752	687
General and administrative	832	2,658	2,952
Amortization of intangible assets	109	418	602
Total expenses	1,189	4,471	4,545
Income before other income (expenses) and income taxes	1,418	3,346	3,416
OTHER INCOME (EXPENSES)
Grant income	6	44	31
Interest, accretion and other income	0	12	1
Unrealized foreign exchange gain (loss)	(4)	(38)	10
Other income (expenses)	2	18	42
Loss before income taxes	1,420	3,364	3,458
Income taxes	(267)	(451)	(272)
NET INCOME FROM DISCONTINUED OPERATIONS	$ 1,153	$ 2,913	$ 3,186